CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Class B ordinary shares Apollo Strategic Growth Capital Common Stock	Apollo Strategic Growth Capital Additional Paid-in Capital	Apollo Strategic Growth Capital Accumulated Deficit	Apollo Strategic Growth Capital	Total
Balance at the beginning at Dec. 31, 2018	$ 1,078	$ 27,117	$ (28,195)
Balance at the beginning (in shares) at Dec. 31, 2018	21,562,500
Capital contributions		3,707		$ 3,707
Net income			(1,853)	(1,853)	$ 134,000,000
Balance at the end at Dec. 31, 2019	$ 1,078	30,824	(30,048)	1,854
Balance at the end (in shares) at Dec. 31, 2019	21,562,500
Excess of proceeds received over fair value of private warrant liabilities		328,959		328,959
Forfeiture of Class B ordinary shares by Sponsor	$ (57)	57
Forfeiture of Class B ordinary shares by Sponsor (in shares)	(1,142,250)
Accretion of Class A ordinary shares subject to possible redemption amount		$ (359,840)	(84,257,894)	(84,617,734)
Net income			(19,641,760)	(19,641,760)	(618,000,000)
Balance at the end at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)	981,000,000
Balance at the end (in shares) at Dec. 31, 2020	20,420,250
Net income			20,283,146	20,283,146	(114,000,000)
Balance at the end at Mar. 31, 2021	$ 1,021		(83,646,556)	(83,645,535)
Balance at the end (in shares) at Mar. 31, 2021	20,420,250
Balance at the beginning at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)	981,000,000
Balance at the beginning (in shares) at Dec. 31, 2020	20,420,250
Net income			6,199,890	6,199,890	(473,000,000)
Balance at the end at Dec. 31, 2021	$ 1,021		(97,729,812)	(97,728,791)	1,333,000,000
Balance at the end (in shares) at Dec. 31, 2021	20,420,250
Net income			(5,326,469)	(5,326,469)	(91,000,000)
Balance at the end at Mar. 31, 2022	$ 1,021		$ (103,056,281)	$ (103,055,260)	$ 1,233,000,000
Balance at the end (in shares) at Mar. 31, 2022	20,420,250